Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity Award Timing Policies. We do not have any formal plan or obligation that requires us to award equity or equity-based compensation to any executive officer on specified dates. Consistent with the employment agreement of the CEO, the Compensation Committee does not determine the annual cash incentive or LTI awards for senior executives until the Compensation Committee has final audited financial statements with which to make such determinations. The Compensation Committee has historically made such determinations around the time of completion of such audit and before public announcement of the audited results and intends to continue doing so at this time (although the Compensation Committee may change the timing of such annual grants in the future). Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Method	Equity Award Timing Policies. We do not have any formal plan or obligation that requires us to award equity or equity-based compensation to any executive officer on specified dates. Consistent with the employment agreement of the CEO, the Compensation Committee does not determine the annual cash incentive or LTI awards for senior executives until the Compensation Committee has final audited financial statements with which to make such determinations. The Compensation Committee has historically made such determinations around the time of completion of such audit and before public announcement of the audited results and intends to continue doing so at this time (although the Compensation Committee may change the timing of such annual grants in the future). Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Equity Award Timing Policies. We do not have any formal plan or obligation that requires us to award equity or equity-based compensation to any executive officer on specified dates. Consistent with the employment agreement of the CEO, the Compensation Committee does not determine the annual cash incentive or LTI awards for senior executives until the Compensation Committee has final audited financial statements with which to make such determinations. The Compensation Committee has historically made such determinations around the time of completion of such audit and before public announcement of the audited results and intends to continue doing so at this time (although the Compensation Committee may change the timing of such annual grants in the future). Neither the Board nor the Compensation Committee takes into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false